Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated September 2, 2022 to the current prospectus, initial summary prospectus and updating summary prospectus for:

Retirement Cornerstone® Series 19	Retirement Cornerstone® Series 19 Series E

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectus, initial summary prospectus and updating summary prospectus for variable annuity contracts and in any supplements to those prospectus, initial summary prospectus and updating summary prospectus (collectively, the “Prospectuses”). This Supplement incorporates by reference unless otherwise indicated, all other information included in your Prospectuses remains unchanged. You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectuses.

The Portfolios discussed below may not be available in all contracts. Please refer to your Prospectuses for the current variable investment options and corresponding underlying Portfolios available to you under your contract.

The purpose of this Supplement is to provide you with information regarding certain Portfolio additions. As is applicable to your contract, please note the following:

(1)	New Variable Investment Options

On or about November 14, 2022, pursuant to the terms of your variable annuity contract policy, the following variable investment options and corresponding underlying fund portfolios will be available. Therefore, as applicable to your contract, the following information has been added to the “Appendix: Portfolio Companies available under the contract” in the Prospectus:

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (As of 12/31/2021)
Type	Portfolio Company — Investment Adviser, Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		30.29%	18.59%	16.53%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15	%^	—	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10	%^	—	—	—
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	%^	—	—	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.

(2)	Amounts you allocate to the Protected Benefit Account variable investment option fund to your Guaranteed benefits

On or about November 14, 2022, pursuant to the terms of your variable annuity contract policy, the following variable investment option will now be available under your Protected Benefit Account:

•	EQ/Money Market

IM-79-22 (8.22)	Cat. #164727 (8.22)
RC 19/RC 19 Series E NB/Inforce	#306810